Subsequent events (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 26, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Final payment consideration made in cash			$ 12,500	$ 0
Expense incurred on revision of contingent consideration			$ 4,717	$ 0
Amendment to original asset purchase agreement
Disclosure of non-adjusting events after reporting period [line items]
Final payment consideration	$ 30,000
Final payment consideration made in cash	27,000
Final payment consideration in form of common shares	$ 3,000
Expense incurred on revision of contingent consideration		$ 4,400